20. STOCK OPTIONS (Details 1)	Dec. 31, 2017 CAD CAD / shares yr	Dec. 31, 2016 CAD CAD / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	3.25
Stock options outstanding | CAD / shares	11,799,650	6,938,179
Weighted average exercise price per share | CAD	CAD 0.94	CAD 1.06
$0.50 to $0.99
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	3.9
Stock options outstanding | CAD / shares	8,789,650
Weighted average exercise price per share | CAD	CAD 0.79
$1.00 to $1.19
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	2.19
Stock options outstanding | CAD / shares	1,265,000
Weighted average exercise price per share | CAD	CAD 1.09
$1.20 to $1.39
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	0.2
Stock options outstanding | CAD / shares	827,000
Weighted average exercise price per share | CAD	CAD 1.3
$1.40 to $1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	1.18
Stock options outstanding | CAD / shares	918,000
Weighted average exercise price per share | CAD	CAD 1.82